Document and Entity Information	Jun. 04, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	GRAHAM CORP
Amendment Flag	false
Entity Central Index Key	0000716314
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-08462
Entity Tax Identification Number	16-1194720
Entity Address, City or Town	Batavia
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14020
City Area Code	(585)
Local Phone Number	343-2216
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	GHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	20 Florence Avenue